Non-current assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2021
Noncurrent assets [Line Items]
Investments in infrastructure projects subtotal	€ 14,147,000,000		€ 13,495,000,000	€ 13,667,000,000
Investments in associates accounted for using equity method	3,023,000,000		2,038,000,000	1,951,000,000	€ 3,023,000,000
Goodwill	500,000,000		475,000,000	479,000,000
Increase decrease in investments in infrastructure projects additions			(695,000,000)
Increase decrease in investments in infrastructure projects exchange rate	814,000,000		(374,000,000)
Increase decrease in investments in infrastructure projects changes in the scope of consolidation and others	0		(254,000,000)
Increase decrease in investments in associates	985,000,000		87,000,000
Share capital contributions investments in associates	1,192,000,000		214,000,000
Increase decrease in investments in associates share profit	238,000,000		215,000,000
Increase decrease in investments in associates dividends	(357,000,000)
Increase decrease in investments in associates exchange rate	60,000,000		(33,000,000)
Increase (decrease) in goodwill	25,000,000		(5,000,000)
Increase decrease in investments in associates other	(168,000,000)		(5,000,000)
Share of profit (loss) of associates accounted for using equity method	238,000,000		215,000,000	165,000,000
Derivatives investment in associates	20,000,000		17,000,000
JFKNTO sponsor aggregator LLC [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method			471,000,000	235,000,000	1,006,000,000
Share capital contributions investments in associates	469,000,000	$ 507	214,000,000
Increase decrease in investments in associates other	€ 0		(1,000,000)
Proportion of ownership interest in associate	49.00%	49.00%
Share of profit (loss) of associates accounted for using equity method	€ 3,000,000		4,000,000
Derivatives investment in associates	9,000,000	$ 20	31,000,000
407 International Inc [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method			928,000,000	1,063,000,000	778,000,000
Share capital contributions investments in associates	0		0
Increase decrease in investments in associates share profit			154,000,000
Increase decrease in investments in associates dividends			(321,000,000)
Increase decrease in investments in associates other	€ 0		0
Proportion of ownership interest in associate	43.23%	43.23%
Share of profit (loss) of associates accounted for using equity method	€ 188,000,000		154,000,000
Derivatives investment in associates	0		0
IRB infrastructure developers limited [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method			376,000,000	€ 377,000,000	315,000,000
Share capital contributions investments in associates	0		0
Increase decrease in investments in associates other	€ (80,000,000)		(1,000,000)
Percentage of the adquisition	5.00%					24.86%
Proportion of ownership interest in associate	19.86%	19.86%
Share of profit (loss) of associates accounted for using equity method	€ 13,000,000		14,000,000
Derivatives investment in associates	(4,000,000)		1,000,000
Cost of sales	215,000,000
IRB Infrastructure Trust (Private InvIT) [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method			0		€ 704,000,000
Share capital contributions investments in associates	710,000,000
Increase decrease in investments in associates other	€ 0
Proportion of ownership interest in associate	23.99%	23.99%
Share of profit (loss) of associates accounted for using equity method	€ (8,000,000)
Derivatives investment in associates	0
Interogo Holding | October [Member]
Noncurrent assets [Line Items]
Increase decrease in investments in associates other	(70,000,000)
Grupo Serveo, S.L.
Noncurrent assets [Line Items]
Cost of sales	0.2478
Grupo Serveo, S.L. | October [Member]
Noncurrent assets [Line Items]
Increase decrease in investments in associates other	(21,000,000)
I66 Express mobility partners hold LLC [Member]
Noncurrent assets [Line Items]
Increase decrease in investments in infrastructure projects additions	(87,000,000)		€ (172,000,000)
North tarrant express extension [Member]
Noncurrent assets [Line Items]
Increase decrease exchange rate effects borrowings of infrastructure projects	€ 652,000,000